SEGMENT INFORMATION - Operating segment results (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SEGMENT INFORMATION
Net sales	R$ 49,830,946	R$ 40,965,431	R$ 30,460,277
EBITDA	29,630,671	25,221,854	15,216,174
Depreciation and amortisation expense	(7,407,890)	(7,041,663)	(6,772,780)
Operating profit before net financial income ("EBIT")	R$ 22,222,781	R$ 18,180,191	R$ 8,443,394
EBITDA margin (%)	59.46%	61.57%	49.95%
Domestic (Brazil)
SEGMENT INFORMATION
Net sales	R$ 8,524,638	R$ 6,719,395	R$ 4,967,635
Foreign
SEGMENT INFORMATION
Net sales	41,306,308	34,246,036	25,492,642
Asia
SEGMENT INFORMATION
Net sales	18,298,105	15,996,747	13,117,347
Europe
SEGMENT INFORMATION
Net sales	13,093,824	10,795,958	6,672,803
North America
SEGMENT INFORMATION
Net sales	7,664,359	6,119,182	4,604,284
South and Central America
SEGMENT INFORMATION
Net sales	2,233,637	1,259,308	908,193
Africa
SEGMENT INFORMATION
Net sales	16,383	74,841	190,015
Pulp
SEGMENT INFORMATION
Net sales	41,384,322	34,715,208	25,578,265
EBITDA	R$ 26,098,309	R$ 22,735,409	R$ 13,646,228
EBITDA margin (%)	63.06%	65.49%	53.35%
Pulp | Domestic (Brazil)
SEGMENT INFORMATION
Net sales	R$ 2,665,746	R$ 2,338,810	R$ 1,609,449
Pulp | Foreign
SEGMENT INFORMATION
Net sales	38,718,576	32,376,398	23,968,816
Pulp | Asia
SEGMENT INFORMATION
Net sales	18,294,046	15,952,786	12,921,081
Pulp | Europe
SEGMENT INFORMATION
Net sales	12,768,321	10,477,292	6,409,879
Pulp | North America
SEGMENT INFORMATION
Net sales	7,055,625	5,694,273	4,340,956
Pulp | South and Central America
SEGMENT INFORMATION
Net sales	592,360	233,061	184,590
Pulp | Africa
SEGMENT INFORMATION
Net sales	8,224	18,986	112,310
Paper
SEGMENT INFORMATION
Net sales	8,446,624	6,250,223	4,882,012
EBITDA	R$ 3,532,362	R$ 2,486,445	R$ 1,569,946
EBITDA margin (%)	41.82%	39.78%	32.16%
Paper | Domestic (Brazil)
SEGMENT INFORMATION
Net sales	R$ 5,858,892	R$ 4,380,585	R$ 3,358,186
Paper | Foreign
SEGMENT INFORMATION
Net sales	2,587,732	1,869,638	1,523,826
Paper | Asia
SEGMENT INFORMATION
Net sales	4,059	43,961	196,266
Paper | Europe
SEGMENT INFORMATION
Net sales	325,503	318,666	262,924
Paper | North America
SEGMENT INFORMATION
Net sales	608,734	424,909	263,328
Paper | South and Central America
SEGMENT INFORMATION
Net sales	1,641,277	1,026,247	723,603
Paper | Africa
SEGMENT INFORMATION
Net sales	R$ 8,159	R$ 55,855	R$ 77,705